Other Reserves - Narrative (Details) - ZAR (R) R in Millions			12 Months Ended
	Mar. 19, 2010	Mar. 15, 2004	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Purchase price			R 0	R 5	R 0
Reserve for equity instruments designated at fair value through other comprehensive income			153	135
Abelle Limited
Disclosure of reserves within equity [line items]
Purchase price		R 579
Doornkop South Reef | AVRD
Disclosure of reserves within equity [line items]
Share of mining titles acquired (as a percent)	26.00%
Shares issued in exchange for interest in mining titles (in shares)	2,162,359
Difference between the value of shares issued	R 152
Rand Mutual Assurance
Disclosure of reserves within equity [line items]
Reserve for equity instruments designated at fair value through other comprehensive income			R 112	R 110